Consolidated Statements Of Equity (USD $) In Millions		Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings Accumulated (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Common Shares [Member]	Paid-In Capital [Member] USD ($)	Noncontrolling Interests [Member] USD ($)	Total USD ($)
Balance, value at Dec. 31, 2007			$ (301.9)	$ (93.5)		$ 7,224.4	$ 71.1	$ 6,900.1
Balance, shares at Dec. 31, 2007					0
Purchase of noncontrolling interest							(12.7)	(12.7)
Dispositions							(35.1)	(35.1)
Dividends and distributions paid to noncontrolling interests							(150.9)	(150.9)
Comprehensive loss
Net (loss) income		(3,608.0)	(3,764.3)				156.3	(3,608.0)	[1]
Other comprehensive income (loss), net of taxes:
Unrealized gains (losses) on securities		(11.2)		(11.2)				(11.2)
Unrealized gains (losses) on hedging activities		(243.2)		(243.2)				(243.2)
Foreign currency translation adjustment		(560.3)		(556.5)			(3.8)	(560.3)
Minimum pension liability adjustment		(30.5)		(30.5)				(30.5)
Total other comprehensive income (loss), net of tax		(845.2)						(845.2)
Comprehensive loss		(4,453.2)						(4,453.2)
Capital contributed by Parent						126.8		126.8
Stock compensation expense and excess tax benefit from share-based payment arrangement						29.6		29.6
Cash dividends paid by First Data Corporation to Parent			(1.8)					(1.8)
Other							(0.5)	(0.5)
Balance, value at Dec. 31, 2008			(4,068.0)	(934.9)		7,380.8	24.4	2,402.3
Balance, shares at Dec. 31, 2008					0
Adjustment resulting from adoption of new accounting guidance			27.1	(27.1)
Acquisitions							20.4	20.4
Formation of Banc of America Merchant Services, LLC alliance						20.8	3,411.1	3,431.9
Dividends and distributions paid to noncontrolling interests							(10.0)	(10.0)
Comprehensive loss
Net (loss) income	[2]	(1,018.3)	(1,086.4)				68.1	(1,018.3)	[1]
Other comprehensive income (loss), net of taxes:
Unrealized gains (losses) on securities		10.9		10.9				10.9
Unrealized gains (losses) on hedging activities		110.2		110.2				110.2
Foreign currency translation adjustment		228.2		223.7			4.5	228.2
Minimum pension liability adjustment		(64.5)		(64.5)				(64.5)
Total other comprehensive income (loss), net of tax		284.8						284.8
Comprehensive loss		(733.5)						(733.5)
Adjustment to redemption value of redeemable noncontrolling interests						(26.5)	(3.7)	(30.2)
Stock compensation expense and other						19.2		19.2
Balance, value at Dec. 31, 2009			(5,127.3)	(681.7)		7,394.3	3,514.8	5,100.1
Balance, shares at Dec. 31, 2009					0
Purchase of noncontrolling interest						(2.5)	2.5
Dividends and distributions paid to noncontrolling interests							(74.8)	(74.8)
Comprehensive loss
Net (loss) income	[3]	(348.9)	(411.3)				62.4	(348.9)	[4]
Other comprehensive income (loss), net of taxes:
Unrealized gains (losses) on securities		6.0		6.0				6.0
Unrealized gains (losses) on hedging activities		29.6		29.6				29.6
Foreign currency translation adjustment		(273.4)		(264.8)			(8.6)	(273.4)
Minimum pension liability adjustment		2.2		2.2				2.2
Total other comprehensive income (loss), net of tax		(235.6)						(235.6)
Comprehensive loss		(584.5)						(584.5)
Adjustment to redemption value of redeemable noncontrolling interests						(7.0)		(7.0)
Stock compensation expense and other						5.8		5.8
Cash dividends paid by First Data Corporation to Parent			(14.9)					(14.9)
Balance, value at Jun. 30, 2010			(5,553.5)	(908.7)		7,390.6	3,496.3	4,424.7
Balance, shares at Jun. 30, 2010					0
Balance, value at Dec. 31, 2009			(5,127.3)	(681.7)		7,394.3	3,514.8	5,100.1
Balance, shares at Dec. 31, 2009					0
Purchase of noncontrolling interest						(7.5)	2.5	(5.0)
Dividends and distributions paid to noncontrolling interests							(188.5)	(188.5)
Comprehensive loss
Net (loss) income	[2]	(881.9)	(1,021.8)				139.9	(881.9)	[1]
Other comprehensive income (loss), net of taxes:
Unrealized gains (losses) on securities		27.5		27.5				27.5
Unrealized gains (losses) on hedging activities		70.3		70.3				70.3
Foreign currency translation adjustment		(84.6)		(81.5)			(3.1)	(84.6)
Minimum pension liability adjustment		28.5		28.5				28.5
Total other comprehensive income (loss), net of tax		41.7						41.7
Comprehensive loss		(840.2)						(840.2)
Adjustment to redemption value of redeemable noncontrolling interests						(7.0)		(7.0)
Stock compensation expense and other			0.1			15.3		15.4
Cash dividends paid by First Data Corporation to Parent			(14.9)					(14.9)
Balance, value at Dec. 31, 2010			(6,163.9)	(636.9)		7,395.1	3,465.6	4,059.9
Balance, shares at Dec. 31, 2010					0
Dividends and distributions paid to noncontrolling interests							(114.3)	(114.3)
Comprehensive loss
Net (loss) income	[3]	(328.0)	(392.9)				64.9	(328.0)	[4]
Other comprehensive income (loss), net of taxes:
Unrealized gains (losses) on securities		0.6		0.6				0.6
Unrealized gains (losses) on hedging activities		46.8		46.8				46.8
Foreign currency translation adjustment		163.0		153.4			9.6	163.0
Minimum pension liability adjustment								0
Total other comprehensive income (loss), net of tax		210.4						210.4
Comprehensive loss		(117.6)						(117.6)
Adjustment to redemption value of redeemable noncontrolling interests						(18.9)		(18.9)
Stock compensation expense and other						9.4		9.4
Balance, value at Jun. 30, 2011			$ (6,556.8)	$ (436.1)		$ 7,385.6	$ 3,425.8	$ 3,818.5
Balance, shares at Jun. 30, 2011					0

[1]	The total net loss presented in the Consolidated Statements of Comprehensive Income (Loss) for the twelve months ended December 31, 2010 and 2009 is $35.0 million and $3.7 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[2]	The total net loss presented in the Consolidated Statements of Equity for the twelve months ended December 31, 2010 and 2009 is $35.0 million and $3.7 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[3]	The total net loss presented in the Consolidated Statements of Equity for the six months ended June 30, 2011 and 2010 is $15.3 million and $18.3 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[4]	The net loss presented in the Consolidated Statements of Comprehensive Income (Loss) is greater than the amounts presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity which totaled $7.8 million and $15.3 million for the three and six months ended June 30, 2011, respectively and $9.8 million and $18.3 million for the three and six months ended June 30, 2010, respectively.